ACQUISITIONS - Pro Forma Financial Information (Details) - VCS Business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net sales	$ 22,486	$ 23,342
Net earnings (loss)	$ 1,272	$ 1,163